Defined benefit scheme (Schedule of Assets and Liabilities Recognized in Balance Sheets ) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)
Disclosure of defined benefit plans [line items]
Present value of funded liability	₪ 5,481	$ 1,557		₪ 6,441
Fair value of plan assets - accumulated deposit in executive insurance	(4,653)	(1,322)		(4,826)
Fair value of unrecognized asset	50	14		0
Net liability deriving from defined benefit obligation	₪ 878	$ 249	[1]	₪ 1,615

[1]	Convenience Translation into US Dollars.